Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (34,945)	$ (16,705)
Other comprehensive loss:
Foreign currency translation adjustment	2,026	(4,536)
Comprehensive loss	$ (32,919)	$ (21,241)